UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	2/28/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL NATIONAL MUNI FUND, INC.

SEMIANNUAL REPORT • FEBRUARY 28, 2013

Fund Type

Municipal Bond

Objective

High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential National Muni Fund, Inc. informative and useful. The report covers performance for the six-month period that ended February 28, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential National Muni Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential National Muni Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.88%; Class B, 1.08%; Class C, 1.58%; Class Z, 0.58%. Net operating expenses: Class A, 0.83%; Class B, 1.08%; Class C, 1.58%; Class Z, 0.58%, after contractual reduction through 12/31/2013 for Class A.

Cumulative Total Returns (Without Sales Charges) as of 2/28/13
	Six Months	One Year	Five Years	Ten Years
Class A	2.75%	6.76%	36.85%	55.68%
Class B	2.62	6.43	35.14	51.85
Class C	2.37	5.97	32.76	47.41
Class Z	2.88	6.97	38.52	59.54
Barclays Municipal Bond Index	2.01	5.01	38.91	63.80
Lipper General Municipal Debt Funds Average	2.50	6.30	36.23	54.30

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years
Class A		2.40%	4.93%	4.07%
Class B		1.40	5.37	4.23
Class C		4.87	5.14	3.91
Class Z		6.94	6.06	4.75
Barclays Municipal Bond Index		5.25	6.10	5.01
Lipper General Municipal Debt Funds Average		6.31	5.70	4.37

Source: Prudential Investments LLC and Lipper Inc.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.00% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z

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shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Barclays Municipal Bond Index

The Barclays Municipal Bond Index (the Index) is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper General Municipal Debt Funds Average

The Lipper General Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues in the top four credit ratings.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 2/28/13
Massachusetts St., GO, Ser. B, A.G.C., 5.25%, 09/01/24	1.4%
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, NATL, 5.00%, 11/15/25	1.3
California St., Go, Var. Purp., 5.00%, 04/01/42	0.9
Dallas-Fort Worth Int'l Arpt. Rev., Ser. E, A.M.T., Rfdg., 5.00%, 11/01/35	0.9
Anaheim Pub. Fin. Auth. Lease Rev., A.G.C., Sub. Pub. Impvts. Proj., Ser. C, 6.00%, 9/01/16	0.9

Issues are subject to change.

Distributions and Yields as of 2/28/13
	Total Dividends Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield* at Federal Tax Rates of
			38.8%	43.4%
Class A	$0.28	1.90%	3.10%	3.36%
Class B	0.26	1.72	2.81	3.04
Class C	0.22	1.22	1.99	2.16
Class Z	0.30	2.23	3.64	3.94

*Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Prudential National Muni Fund, Inc.	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 2/28/13
Aaa	3.5%
Aa	35.7
A	40.6
Baa	12.0
Ba	1.1
B	3.4
Less than Caa**	0.0
Not Rated	2.9
Total Investments	99.2
Other assets in excess of liabilities	0.8
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Less than 0.05%

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2012, at the beginning of the period, and held through the six-month period ended February 28, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on this page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,

Prudential National Muni Fund, Inc.	5

Fees and Expenses (continued)

which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential National Muni Fund, Inc.		Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,027.50	0.83%	$4.17
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Class B	Actual	$1,000.00	$1,026.20	1.08%	$5.43
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

Class C	Actual	$1,000.00	$1,023.70	1.58%	$7.93
	Hypothetical	$1,000.00	$1,016.96	1.58%	$7.90

Class Z	Actual	$1,000.00	$1,028.80	0.58%	$2.92
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2013, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2013 (Unaudited)

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS 97.5%

Alaska 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(b)	5.000%	06/01/18	$2,000	$2,222,080

Arizona 3.2%
Apache Cnty. Indl. Dev. Auth. Poll. Ctl. Rev., Tuscon Elec. Pwr. Co., Ser. A	Baa3	4.500	03/01/30	1,000	1,035,970
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	AA-(b)	5.500	01/01/38	2,500	2,772,475
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, A.G.C.	A1	5.250	10/01/28	2,000	2,307,320
Phoenix Civic Impvt. Corp., Arpt. Rev. Rfdg., Sr. Lien, A.M.T.	Aa3	5.000	07/01/32	1,500	1,723,245
Wtr. Sys. Rev., Jr. Lien, Ser. A	Aa2	5.000	07/01/39	5,000	5,702,900
Salt River Proj. Arizona Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	Aa1	5.000	01/01/39	5,000	5,756,400
Salt Verde Fin. Corp., Sr. Gas Rev.	Baa2	5.000	12/01/32	1,910	2,211,894
Sr. Gas Rev.	Baa2	5.000	12/01/37	5,070	5,861,833

					27,372,037

California 12.1%
Anaheim Pub. Fin. Auth. Lease Rev., A.G.C., Sr. Pub. Impvts. Proj., Ser. A	A1	6.000	09/01/24	5,500	6,833,805
Sub. Pub. Impvts. Proj., Ser. C	A2	6.000	09/01/16	6,690	7,623,054
California Cnty. Tob. Securitization Corp., Tob. Conv. Bonds Asset Bk., Ser. B	NR	5.100	06/01/28	1,250	1,203,700
California Hlth. Facs. Fin. Auth. Rev., Rfdg., Adventist Hlth. Sys. West, Ser. A	A(b)	4.000	03/01/43	1,500	1,512,330
Children’s Hosp., Ser. A	A(b)	5.250	11/01/41	2,000	2,236,020
Scripps Hlth., Ser. A	Aa3	5.000	11/15/36	1,000	1,095,900
Stanford Hosp., Ser. B	Aa3	5.000	11/15/36	3,000	3,355,530
Sutter Hlth., Ser. D	Aa3	5.250	08/15/31	1,000	1,181,820
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev., Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.250	02/01/38	3,000	3,197,790

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	7

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	$1,250	$1,328,837
California St., GO, F.G.I.C., T.C.R.S.	A1	4.750	09/01/23	1,500	1.503,858
Var. Purp.	A1	5.000	10/01/29	2,000	2,333,820
Var. Purp.	A1	5.000	09/01/41	2,250	2,521,103
Var. Purp.	A1	5.000	10/01/41	1,250	1,401,850
Var. Purp.	A1	5.000	04/01/42	7,000	7,886,900
Var. Purp.	A1	5.250	04/01/35	1,250	1,466,875
Var. Purp.	A1	5.250	11/01/40	1,250	1,466,737
Var. Purp.	A1	5.500	11/01/39	1,000	1,175,950
Var. Purp.	A1	6.000	03/01/33	1,500	1,860,630
Var. Purp.	A1	6.000	04/01/38	3,500	4,225,480
Var. Purp.	A1	6.000	11/01/39	2,000	2,444,320
California St. Univ. Rev., Ser. A	Aa2	5.000	11/01/37	1,250	1,429,387
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	A+(b)	5.000	11/01/40	1,600	1,768,176
Sutter Hlth., Ser. A	Aa3	6.000	08/15/42	3,000	3,673,890
Trinity Hlth., Rfdg.	Aa2	5.000	12/01/41	3,000	3,372,900
Folsom Cordova Uni. Sch. Dist., Sch. Facs. Impvt. Dist., No. 2, GO, Ser. A, C.A.B.S., NATL(c)	Aa3	2.930	10/01/21	60	46,732
Foothill-De Anza Cmnty. College Dist., GO, Ser. C	Aaa	5.000	08/01/40	1,250	1,433,863
Golden St. Tob. Securitization Corp., Tob. Settlement Rev., Asset Bkd., Ser. A-1	B3	4.500	06/01/27	2,500	2,339,500
Asset Bkd., Ser. A-1	B3	5.750	06/01/47	1,000	932,260
C.A.B.S. Asset Bkd., Ser. A-2	B3	5.300	06/01/37	5,000	4,537,450
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C.	A2	4.600	06/01/23	2,000	2,180,940
Enhanced Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	1,044,200
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.250	11/15/19	1,000	1,152,470
Ser. A	Baa2	5.500	11/15/37	1,500	1,824,375

See Notes to Financial Statements.

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Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Rfdg., Facs. Laxfuel Corp. LA Int’l.	A(b)	5.000%	01/01/32	$1,000	$1,105,960
M-S-R Energy Auth., Gas Rev., Ser. A	A-(b)	6.500	11/01/39	2,000	2,816,100
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.(c)	BBB+(b)	4.580	08/01/25	2,000	1,139,820
Port of Oakland, Rfdg., Sr. Lien Ser. P, A.M.T.	A2	5.000	05/01/33	1,750	1,958,775
San Diego Cmnty. College Dist., GO, Election 2006	Aa1	5.000	08/01/41	1,500	1,724,250
San Francisco City & Cnty. Arpts. Commn. Int’l. Arpt. Rev., Rfdg., Second Ser., Ser. F, A.M.T.	A1	5.000	05/01/28	1,635	1,830,170
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	Baa2	7.250	08/01/14	2,000	2,153,720
Tuolumne Wind Proj. Auth., Tuolumne Co. Proj., Ser. A	A2	5.625	01/01/29	1,000	1,159,690
University Calif. Rev., Ser. O	Aa1	5.750	05/15/34	750	903,818
Ser. Q	Aa1	5.000	05/15/34	1,000	1,149,910
Ventura Cnty. Cmnty. College Dist., Election 2002, Ser. C, GO	Aa2	5.500	08/01/33	2,000	2,374,320

					101,908,985

Colorado 2.8%
Colorado Hlth. Facs. Auth. Rev., Catholic Hlth., Ser. A	Aa3	5.000	02/01/41	3,000	3,302,460
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, A.M.T., Rfdg.	A1	5.250	11/15/22	1,000	1,219,870
Ser. A, NATL	A1	5.000	11/15/25	10,000	11,265,300
Ser. B, A.M.T., NATL	A1	5.000	11/15/15	2,500	2,784,450
Ser. B	A1	5.000	11/15/37	1,000	1,145,620
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	Aa2	5.000	06/01/27	1,500	1,778,460
University Colo. Enterprise Sys. Rev., Ser. A	Aa2	5.375	06/01/32	1,000	1,187,220

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	9

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Colorado (cont’d.)
University Colo. Hosp. Auth. Rev., Ser. A	A1	5.000%	11/15/42	$750	$833,438

					23,516,818

Connecticut 0.8%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Rfdg.	A3	4.375	09/01/28	1,000	1,091,190
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Hartford Healthcare., Ser. A	A2	5.000	07/01/41	1,250	1,354,450
Stamford Hosp., Ser. J	A-(b)	5.000	07/01/42	2,500	2,733,925
Western Conn. Hlth., Ser. M	A(b)	5.375	07/01/41	1,250	1,423,075

					6,602,640

District of Columbia 3.2%
District of Columbia, GO, Ser. E, B.H.A.C.	Aa1	5.000	06/01/28	5,000	5,702,100
District of Columbia Rev., Assoc. Amer. Med. College, Ser. A, Rmkt.	A+(b)	4.000	10/01/41	1,250	1,243,425
Assoc. Amer. Med. College, Ser. B	A+(b)	5.000	10/01/41	2,500	2,772,200
Brookings Inst.	Aa3	5.750	10/01/39	5,000	5,673,800
Gallaudet Univ.	A2	5.500	04/01/34	600	693,972
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa2	5.500	10/01/39	2,000	2,360,420
Metropolitan Washington DC Arpt. Auth. Sys., Ser. A, A.M.T.	Aa3	5.000	10/01/25	3,000	3,468,480
Ser. A, A.M.T.	Aa3	5.000	10/01/31	2,500	2,880,225
Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,000	1,135,940
Ser. C, A.M.T.	Aa3	5.000	10/01/27	1,000	1,161,970

					27,092,532

Florida 8.6%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.300	05/01/18	300	296,073
Broward Cnty. Arpt. Sys. Rev., Ser. Q-2, A.M.T.	A1	5.000	10/01/42	2,000	2,177,920

See Notes to Financial Statements.

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Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Citizens Ppty. Ins. Corp., High Risk Sr. Secd., High Act-A-1	A2	6.000%	06/01/16	$1,500	$1,733,535
High Risk Sr. Secd., Ser. A-1	A2	5.250	06/01/17	1,000	1,159,580
Sr. Secd. Coastal, Ser. A-1	A2	5.000	06/01/19	1,250	1,476,700
Sr. Secd., Ser. A-1	A2	5.000	06/01/22	1,000	1,191,780
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	NR	5.000	05/01/26	1,000	1,149,550
Florida St. Brd. Ed. Cap., Outlay, GO	Aa1	9.125	06/01/14	230	235,049
Florida St. Brd. Ed. Lottery Rev., Ser. B	A1	5.000	07/01/23	5,185	6,197,319
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, A.G.C., A.M.T.	Aa3	5.000	10/01/23	2,240	2,544,550
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.(d)	NR	5.550	05/01/36	205	126,758
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Ser. B (Pre-refunded Date 11/15/15)(e)	Aa3	5.000	11/15/25	205	229,912
Adventist Hlth./Sunbelt, Rmkt., Ser. B	Aa3	6.000	11/15/37	2,440	2,915,751
Adventist Hlth., Unrefunded Bal., Ser. B	Aa3	5.000	11/15/25	1,410	1,550,196
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., NATL	A1	5.500	10/01/15	1,000	1,028,350
Hillsborough Cnty. Indl. Dev. Auth. Hosp. Rev., Rfdg., Tampa Gen. Hosp. Proj. Ser. A	A3	4.000	10/01/43	500	499,985
Jacksonville Port Auth. Rdfg., A.M.T.	A2	5.000	11/01/38	500	542,265
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, A.M.T., A.G.C.	A2	5.500	10/01/24	2,665	3,149,737
Ser. B	A2	5.000	10/01/41	2,500	2,793,950
Ser. C, A.M.T., A.G.C.	A2	5.250	10/01/26	5,000	5,708,500
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, A.G.C.	Aa2	5.250	10/01/22	5,000	6,229,850
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	BBB(b)	5.750	10/01/43	1,500	1,658,970

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	11

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Orlando Util. Commn. Sys. Rev., Ser. A	Aa2	5.250%	10/01/39	$5,000	$5,835,900
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., NATL	A2	5.000	10/01/22	3,065	3,412,295
Ser. A, A.M.T., NATL	A2	5.000	10/01/23	2,350	2,605,868
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	A2	5.250	10/01/34	750	829,290
South Lake Hosp., Inc., Ser. A	Baa1	6.250	04/01/39	2,500	2,868,225
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South Fl. Grp.	Aa2	5.000	08/15/27	3,750	4,227,938
Tampa Fl. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	Aa2	5.000	11/15/33	3,000	3,422,670
Tampa-Hillsborough Cnty. Expy. Auth. Rev., Rfdg., Ser. B	A3	5.000	07/01/42	3,000	3,343,140
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(b)	5.000	03/01/35	1,000	1,030,360

					72,171,966

Georgia 2.0%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	Aa2	5.625	01/01/33	2,000	2,369,900
Atlanta Arpt. & Marina Rev., Rfdg., Gen., Ser. C.	A1	6.000	01/01/30	3,250	4,044,852
Atlanta Arpt. Rev. Rfdg., Gen., Ser. B, A.M.T.	A1	5.000	01/01/30	500	561,590
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	Baa1	5.500	01/01/33	750	816,585
Forsyth Cnty. Sch. Dist. Dev., GO	Aa1	6.750	07/01/16	500	552,925
Fulton Cnty. Sch. Dist., GO	Aa1	6.375	05/01/17	750	918,360
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, A.G.C.	A2	5.500	07/01/41	1,500	1,669,215
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.250	09/01/39	5,000	5,799,350

					16,732,777

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Guam 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba2	6.000%	07/01/25	$500	$519,840

Hawaii 0.2%
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. A	A3	5.500	07/01/40	1,000	1,101,910
Ser. B	A3	5.750	07/01/40	500	564,315

					1,666,225

Idaho 0.1%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B	Aa2	6.250	12/01/33	1,000	1,198,540

Illinois 8.8%
Chicago Brd. Edu., Rfdg., Dedicated Rev., Ser. F, GO	A2	5.000	12/01/31	2,500	2,777,850
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, NATL	A2	5.250	01/01/26	6,000	6,595,320
Ser. B, Rfdg., NATL	A2	5.250	01/01/15	1,000	1,086,580
Ser. B-1, X.L.C.A.	A2	5.250	01/01/34	1,975	2,033,973
Ser. C	A2	6.500	01/01/41	1,000	1,293,090
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Ser. B, Rfdg., A.M.T.	A2	5.000	01/01/32	2,000	2,197,620
Chicago Rfdg. Proj., GO, Ser. A	Aa3	5.000	01/01/40	2,000	2,178,320
Ser. A, A.G.C.	Aa3	5.000	01/01/29	5,000	5,578,150
Chicago Trans. Auth. Sales Tax Recpts. Rev.	Aa3	5.250	12/01/40	1,000	1,143,130
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B	Aa2	5.375	04/01/44	2,000	2,210,980
Central DuPage Hlth., Ser. 09	AA(b)	5.250	11/01/39	2,000	2,224,240
Central DuPage Hlth., Ser. B	AA(b)	5.500	11/01/39	1,500	1,696,185
Northwestern Mem. Healthcare, Rfdg.	Aa2	4.000	08/15/42	1,000	1,004,690
Northwestern Mem. Healthcare, Rfdg.	Aa2	5.000	08/15/43	1,000	1,125,950
Northwestern Mem. Hosp., Ser. A	Aa2	6.000	08/15/39	1,000	1,186,630

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	13

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois Fin. Auth. Rev., (cont’d.)
Northwestern Mem. Hosp., Ser. A (Pre-refunded Date 08/15/14)(e)	NR	5.250%	08/15/34	$5,000	$5,365,050
Provena Hlth., Ser. A	Baa1	6.000	05/01/28	1,500	1,730,895
Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.000	05/01/30	4,000	4,179,760
Univ. of Chicago, Ser. B	Aa1	6.250	07/01/38	5,000	6,200,150
Illinois St., GO, Rfdg., A.G.C.	A2	5.000	01/01/23	3,000	3,368,520
Illinois St. Sales Tax Rev., Rfdg., Build Illinois Bonds	AAA(b)	5.000	06/15/20	2,000	2,457,560
Illinois Toll Hwy. Auth. Rev., Ser. B	Aa3	5.500	01/01/33	2,000	2,283,700
Sr. Priority, Sr. A-1, A.G.C.	Aa3	5.000	01/01/24	5,000	5,630,250
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL, C.A.B.S.(c)	A3	4.580	12/15/34	10,000	3,726,700
Ser. A, NATL, C.A.B.S.(c)	A3	4.760	06/15/37	7,500	2,391,450
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	A-(b)	6.000	06/01/28	2,250	2,693,070

					74,359,813

Indiana 0.4%
Indiana St. Fin. Auth. Rev., Cmnty. Fndtn. of NW Indiana	A-(b)	5.000	03/01/41	1,375	1,486,788
Var. Duke Energy Indl., Ser. B	A(b)	6.000	08/01/39	1,000	1,162,050
Indianapolis Loc. Pub. Impvt. Bd. Bk. Wtr. Wks. Proj., Ser. A	A2	5.750	01/01/38	1,000	1,139,410

					3,788,248

Kansas 1.4%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	Aa3	5.750	11/15/38	1,000	1,179,030
Adventist Hlth. Sunbelt Oblig. Grp., Ser. A, Rfdg.	Aa3	5.000	11/15/34	3,000	3,479,760
Kansas St. Dev. Fin. Auth. Rev., KU. Hlth. Sys., Ser. H	A+(b)	5.125	03/01/39	500	543,310

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Kansas (cont’d.)
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.700%	12/01/27	$445	$469,844
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.750	06/01/27	315	332,886
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.850	12/01/27	420	442,991
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	A+(b)	5.650	09/01/19	5,000	5,597,000

					12,044,821

Kentucky 0.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	Baa2	6.375	06/01/40	3,500	4,206,930
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	Baa2	6.250	06/01/39	500	561,410
Var. Amer. Wtr. Co., Ser. B	Baa2	5.625	09/01/39	500	539,910

					5,308,250

Louisiana 1.3%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	Aa2	5.375	04/01/31	1,000	1,133,090
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	5.000	07/01/42	1,500	1,654,005
Franciscan Missionaries	A2	6.750	07/01/39	1,000	1,187,090
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, A.G.C.	A3	6.750	06/01/26	2,000	2,493,020
Saint Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory Put Date 06/01/22)	Baa2	4.000	12/01/40	1,500	1,651,005
Tobacco Settlement Fin. Corp. Rev., Asset Bkd., Ser. 2001B	A1	5.500	05/15/30	1,885	1,903,850
Ser. 2001B	A3	5.875	05/15/39	1,000	1,010,000

					11,032,060

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	15

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Maryland 0.5%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	A-(b)	5.000%	07/01/40	$3,000	$3,301,230
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	A2	6.000	07/01/41	400	478,172
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.250	12/01/13	600	615,462

					4,394,864

Massachusetts 4.7%
Boston Indl. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375	05/15/15	490	492,523
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	Aa1	5.250	07/01/34	2,000	2,324,400
Mass. Sales Tax, Ser. B, NATL	Aa2	5.500	07/01/27	1,325	1,761,826
Massachusetts Edl. Fin. Auth. Rev., Ser. B, A.M.T.	AA(b)	5.500	01/01/23	785	878,227
Massachusetts St., GO, Cons. Ln., Ser. C, A.G.C.	Aa1	5.000	08/01/19	2,000	2,359,980
Ser. B, A.G.C.	Aa1	5.250	09/01/24	9,000	11,784,870
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	Aa2	5.375	07/01/41	5,000	5,674,800
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	Aaa	5.500	11/15/36	3,500	4,221,175
Tufts Univ., Ser. M	Aa2	5.500	02/15/28	3,000	3,971,610
Massachusetts St. Port Auth., Ser. A, A.M.T.	Aa3	5.000	07/01/42	1,000	1,111,020
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A2	5.000	07/01/32	5,000	5,428,650

					40,009,081

Michigan 2.0%
Detroit District St. Aid, GO	Aa3	5.250	11/01/35	500	552,400
Detroit Sewer Disp. Rev., Sr. Lien-Rmkt., Ser. 2003B, A.G.C.	A2	7.500	07/01/33	1,000	1,245,630

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Michigan (cont’d.)
Detroit Wtr. Supply Sys., Ser. B, NATL (Pre-refunded Date 07/01/13)(e)	Baa2	5.250%	07/01/32	$5,500	$5,595,370
Michigan St. Bldg. Auth. Rev., Rfdg., Facs. Proj., Ser. I-A	Aa3	5.375	10/15/41	750	862,380
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare	Aa3	5.750	05/15/38	1,000	1,159,020
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg., Dow Chemical Rmkt., Ser. B	Baa2	6.250	06/01/14	1,000	1,067,130
Okemos Pub. Sch. Dist., GO, C.A.B.S., NATL(c)	Aa3	0.420	05/01/13	1,000	999,290
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	A1	6.000	08/01/39	2,000	2,280,460
Wayne Cnty. Arpt, Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., A.M.T.	A2	5.000	12/01/18	1,500	1,767,600
Det. Met. Arpt., Ser. D, Rfdg., A.M.T.	A2	5.000	12/01/28	1,500	1,697,820

					17,227,100

Missouri 0.3%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., Heartland Regl. Med.tr.	A1	5.000	02/15/43	2,000	2,169,780

Nebraska 0.8%
Central Plains Energy Proj., Gas Proj. Rev., Proj. #3	A3	5.000	09/01/42	1,250	1,364,612
Lincoln Cnty. Hosp. Auth. Rev., Great Plains Regl., Med. Ctr.	A-(b)	5.000	11/01/42	2,000	2,166,620
Omaha Pub. Pwr. Dist., Ser. B	Aa1	5.000	02/01/39	2,500	2,846,500

					6,377,732

Nevada 0.4%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	A1	5.125	07/01/34	3,000	3,373,770

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	17

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey 4.2%
Cape May Cnty. Indl. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, NATL	Baa2	6.800%	03/01/21	$2,615	$3,434,724
Clearview Regl. High Sch. Dist., GO, NATL	NR	5.375	08/01/15	900	944,163
Jersey City Sew. Auth., Swr. Rfdg., A.M.B.A.C.	NR	6.250	01/01/14	1,075	1,115,334
New Jersey Econ., Dev. Auth. Rev., Masonic Charity Fdn. Proj.	A-(b)	5.875	06/01/18	250	252,097
Masonic Charity Fdn. Proj.	A-(b)	6.000	06/01/25	1,150	1,157,027
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	A1	6.000	07/01/41	500	614,925
Holy Name Med. Ctr., Rfdg.	Baa2	5.000	07/01/25	1,625	1,768,374
Virtua Hlth., A.G.C.	AA-(b)	5.500	07/01/38	2,000	2,225,620
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	A1	5.000	06/15/42	3,000	3,326,700
Ser. A	A1	5.500	12/15/23	3,000	3,815,610
Ser. A	A1	5.875	12/15/38	3,000	3,550,950
Ser. B	A1	5.500	06/15/31	1,000	1,186,420
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.150% on 01/01/15)(c)	A3	3.840	01/01/35	3,000	2,866,950
Rutgers - St. Univ. of NJ, Ser. A	Aa2	6.400	05/01/13	390	394,110
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A	B1	4.500	06/01/23	4,445	4,423,042
Ser. 1A	B1	4.625	06/01/26	3,000	2,869,260
Ser. 1A	B2	5.000	06/01/41	1,500	1,320,900

					35,266,206

New Mexico 0.1%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AA+(b)	5.500	07/01/35	750	797,940

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New York 7.9%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	$750	$899,572
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	A3	6.000	05/01/33	1,000	1,218,510
Ser. A	A3	6.250	04/01/33	500	618,315
Ser. A, B.H.A.C.	Aa1	5.500	05/01/33	2,000	2,373,600
Metropolitan Trans. Auth. Rev., Ser. D	A2	5.250	11/15/40	2,000	2,257,780
Ser. 2008C	A2	6.500	11/15/28	2,500	3,181,325
Monroe Cnty. Indl. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	A2	5.000	08/01/22	2,000	2,142,740
New York City, GO, Ser. E	Aa2	5.000	08/01/17	6,000	7,094,280
Ser. I-1	Aa2	5.250	04/01/28	2,000	2,405,980
New York City Indl. Dev. Agcy. Spl. Facs. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.500	01/01/24	1,500	1,654,800
New York City Mun. Wtr. Fin. Auth. Rev., Wtr. & Swr., Fiscal 2009, Ser. A	Aa1	5.750	06/15/40	1,000	1,193,330
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	Aa3	5.250	01/15/39	1,500	1,677,225
Sub. Ser. S-1A	Aa3	5.250	07/15/37	3,000	3,479,940
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Secd. Sub., Ser. D-1	Aa1	5.000	11/01/38	3,000	3,455,160
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	A+(b)	5.000	11/15/44	1,500	1,677,210
4 World Trade Center Proj., Rfdg.	A+(b)	5.750	11/15/51	1,750	2,073,750
7 World Trade Center Proj., Class 1, Rfdg.	Aaa	5.000	09/15/40	1,000	1,138,730
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	Aa3	6.000	07/01/14	1,035	1,072,529
Mount Sinai Hosp., Ser. A	A2	5.000	07/01/41	1,250	1,361,913
Non St. Supported Debt Mount Sinai Sch. Med., Ser. A	A3	5.000	07/01/21	1,685	1,993,793

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	19

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
New York St. Dorm. Auth. Rev., (cont’d.)
Non St. Supported Debt North Shore L.I. Jew. Hosp., Ser. A	A3	5.000%	05/01/41	$1,000	$1,123,180
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250	07/01/20	2,100	2,588,817
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250	07/01/21	2,000	2,485,760
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., New York City Mun. Wtr. Proj.	Aaa	5.000	06/15/34	2,000	2,106,480
Ser. B	Aaa	5.500	10/15/23	3,750	5,003,325
Ser. E	Aaa	6.500	06/15/14	5	5,028
New York St. Local Gov’t. Assist. Corp. Rev., Ser. E	Aa2	6.000	04/01/14	1,980	2,041,499
New York St. Mun. Bond. Bank Agcy. Rev., Spl. Sch. Supply, Ser. C (Pre-refunded Date 06/01/13)(e)	AA-(b)	5.250	06/01/22	3,200	3,242,272
Ser. C (Pre-refunded Date 06/01/13)(e)	AA-(b)	5.250	12/01/22	3,595	3,642,490
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	Baa3	5.000	12/01/20	500	573,580
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jefferson, A.M.T.	Baa1	5.250	06/01/27	1,000	1,010,390

					66,793,303

North Carolina 1.9%
Charlotte-Mecklenburg Hosp. Auth. Healthcare Sys. Rev., Rfdg., Carolinas, Ser. A	Aa3	5.000	01/15/43	2,000	2,254,880
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., A.G.C.	A3	6.000	01/01/19	500	564,820
A.M.B.A.C.	Baa1	6.000	01/01/18	1,000	1,228,810
Ser. A (Pre-refunded Date 01/01/22)(e)	Aaa	6.000	01/01/26	650	874,101
Ser. A, E.T.M.(e)	Baa1	6.400	01/01/21	1,000	1,224,480
Ser. A, E.T.M.(e)	Aaa	6.500	01/01/18	2,635	3,321,101
Ser. A, NATL, Unrefunded Bal.	Baa1	6.500	01/01/18	1,005	1,257,486

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

North Carolina (cont’d.)
North Carolina Med. Care Commn. Healthcare Facs. Rev., Duke Univ. Hlth. Sys., Ser. A	Aa2	5.000%	06/01/42	$3,500	$3,968,195
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(e)	Aaa	5.250	12/01/21	1,000	1,092,330

					15,786,203

North Dakota 0.3%
Mclean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	Baa1	4.875	07/01/26	1,000	1,093,040
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	A(b)	7.200	06/30/13	1,255	1,280,665

					2,373,705

Ohio 3.4%
Akron Bath Copley Joint Twp., Hosp. Dist., Rfdg., Med. Ctr. Akron	A1	5.000	11/15/42	640	700,237
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A	B3	6.500	06/01/47	4,250	4,043,153
Ser. A-2	B3	5.125	06/01/24	5,690	5,156,050
Ser. A-2	B3	5.875	06/01/30	3,500	3,121,475
Cleveland Arpt. Sys. Rev., Rfdg., Ser. A	Baa1	5.000	01/01/29	1,000	1,131,040
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 01/01/15)(e)	NR	7.625	01/01/22	1,110	1,240,858
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	Aa2	5.000	11/15/41	2,000	2,247,500
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	Baa1	5.000	06/01/42	1,250	1,344,850
Hancock Cnty. Hosp. Rev., Rfdg., Blanchard Valley Regl. Hlth. Ctr.	A2	6.250	12/01/34	400	474,176
Hilliard Sch. Dist. Sch. Impvt., GO, C.A.B.S., NATL(c)	Aa1	1.590	12/01/19	1,720	1,545,626
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	Aa3	6.000	11/15/41	750	909,187
Promedica Healthcare, Ser. A	Aa3	6.500	11/15/37	875	1,096,043

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	21

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Middleburg Heights Hosp. Rev. Facs., Rfdg., Southwest Gen.	A2	5.250%	08/01/41	$800	$883,544
Montgomery Cnty. Rev., Miami Valley Hosp., Ser. A (Pre-refunded Date 11/15/14)(e)	Aa3	6.250	11/15/39	500	551,090
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. C	Baa2	5.625	06/01/18	500	585,390
Ohio St. Higher Ed. Facs., Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.500	10/01/20	750	909,240
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. A (Mandatory Put Date 06/01/16)	Baa2	5.875	06/01/33	500	562,490
Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	Aaa	5.000	12/01/29	2,150	2,565,251

					29,067,200

Oklahoma 0.3%
Oklahoma St. Dev., Fin. Auth., Rfdg., St. Johns Hlth. Sys.	A2	5.000	02/15/42	1,500	1,658,445
Tulsa Airpts. Impvt. Tr. Gen. Rev., Ser. A	A3	5.375	06/01/24	1,000	1,065,270

					2,723,715

Oregon 0.5%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	Aa1	5.000	11/15/33	3,500	3,991,925

Pennsylvania 3.6%
Berks Cnty. Muni. Auth., Reading Hosp. Med. Center, Ser. A	Aa3	5.000	11/01/40	2,000	2,215,380
Central Bradford Progress Auth., Guthrie Healthcare Sys.	AA-(b)	5.375	12/01/41	2,700	3,063,636
Erie Parking Auth. Facs. Rev. Gtd., A.G.C. (Pre-refunded Date 09/01/13)(e)	A2	5.000	09/01/26	60	61,476
Geisinger Auth. Hlth. Sys., Ser. A-1	Aa2	5.125	06/01/41	2,000	2,240,380

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 01/01/14)(e)	NR	6.000%	01/01/43	$2,500	$2,620,775
Pennsylvania Econ. Dev. Fin. Auth. Exempt Facs. Rev., Rfdg., Amtrak Proj., Ser. A, A.M.T.	A1	5.000	11/01/41	1,000	1,088,730
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625	12/01/18	3,500	3,564,190
Ser. F, A.M.B.A.C., A.M.T.	Ba1	5.000	12/01/15	3,000	3,119,580
Pennsylvania Econ. Dev. Fin. Auth. Wtr. Rev., Aqua PA, Inc., Rfdg. Proj., Ser. A, A.M.T.	AA-(b)	5.000	12/01/34	2,000	2,230,960
Pennsylvania St. Higher Edl. Facs. Auth. Rev., Univ. Hlth. Sys., Ser. A	Aa3	5.000	08/15/42	1,000	1,117,380
Pennsylvania St. Tpke. Commn. Rev., Sr. Lien, Ser. A	Aa3	5.000	12/01/42	1,000	1,122,160
Philadelphia Arpt. Rev., Rfdg., Ser. A, A.M.T.	A2	5.000	06/15/27	2,500	2,800,575
Philadelphia GO, Ser. B, A.G.C.	A2	7.125	07/15/38	1,500	1,761,060
Philadelphia Hosp. & Higher Edu. Facs. Auth., Childrens Hosp. of PA Proj., Ser. C	Aa2	5.000	07/01/41	1,000	1,109,190
Pittsburgh Urban Redev. Auth., Wtr. & Swr. Sys. Rev., Unrefunded Bal. Rfdg., Ser. A, NATL	Baa2	6.500	09/01/13	750	771,263
Pittsburgh Wtr. & Swr. Auth. Sys. Rev., Ser. A, F.G.I.C., E.T.M.(e)	NR	6.500	09/01/13	670	691,058
Susquehanna Area Regl. Arpt. Auth. Sys. Rev., Ser. B	Baa3	4.000	01/01/33	1,000	977,160

					30,554,953

Puerto Rico 3.5%
Puerto Rico Comnwlth., GO	Baa3	6.000	07/01/39	800	846,072
Puerto Rico Comnwlth., GO, Rfdg., Pub. Impvt., Ser. A	Baa3	5.500	07/01/39	2,000	2,048,260

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	23

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Rfdg., Ser. A	Ba1	5.750%	07/01/37	$1,260	$1,302,185
Ser. A	Ba1	6.000	07/01/47	1,050	1,096,442
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. CC	Baa2	5.500	07/01/28	2,500	2,597,225
Ser. G, F.G.I.C.(Pre-refunded Date 07/01/13)(e)	Baa3	5.250	07/01/18	2,250	2,289,172
Ser. J (Pre-refunded Date 07/01/14)(e)	Baa3	5.500	07/01/23	1,320	1,411,463
Ser. K	Baa3	5.000	07/01/14	2,000	2,070,900
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Libor, Ser. UU(f)	Baa2	0.906	07/01/31	5,000	3,516,000
Ser. XX	Baa2	5.250	07/01/40	2,000	2,020,480
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Rfdg., Ser. P	Baa3	6.750	07/01/36	1,000	1,106,600
Puerto Rico Sales Tax Fin. Corp., Sales Tax Rev., First Sub., Ser. A	A3	5.000	08/01/43	750	780,300
First Sub., Ser. A	A3	5.500	08/01/42	1,750	1,862,700
First Sub., Ser. A	A3	5.750	08/01/37	1,600	1,728,976
First Sub., Ser. A	A3	6.000	08/01/42	2,800	3,089,408
First Sub., Ser. A-1	A3	5.250	08/01/43	750	793,365
Ser. C	Aa3	5.250	08/01/40	750	818,715

					29,378,263

Rhode Island 0.3%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Fac. Rev., Lifespan Oblig., Ser. A., A.G.C.	A3	7.000	05/15/39	2,000	2,408,300

South Carolina 0.9%
Florence Cnty. Hosp. Rev., McLeod Regl. Med. Ctr., Ser. A	AA-(b)	5.000	11/01/37	1,500	1,644,930
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Hlth., Ser. C (Pre-refunded Date 08/01/13)(e)	Baa1	6.875	08/01/27	2,655	2,730,163

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

South Carolina (cont’d.)
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	Aa3	5.500%	01/01/38	$2,500	$2,902,250

					7,277,343

South Dakota 0.4%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tob., Ser. B	A3	6.500	06/01/32	1,000	1,009,890
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Rfdg., Avera Hlth., Ser. A	A1	5.000	07/01/42	500	545,885
Sanford, Ser. E	A1	5.000	11/01/42	2,000	2,189,280

					3,745,055

Tennessee 0.7%
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impvt., Ser. A, C.A.B.S.(c)	A-(b)	4.920	01/01/35	1,000	346,140
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, A.M.T.	A2	5.750	07/01/25	1,000	1,190,120
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa3	5.000	02/01/18	2,000	2,259,360
Ser. C	Baa3	5.000	02/01/22	1,000	1,142,870
Ser. C	Baa3	5.000	02/01/25	1,000	1,140,300

					6,078,790

Texas 8.2%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.000	11/15/22	4,610	5,254,294
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa2	5.125	11/15/29	2,000	2,354,060
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	C	5.400	10/01/29	1,000	190,000
TXU Rmkt., A.M.T.	NR	5.400	05/01/29	1,500	116,325
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	Baa3	6.000	01/01/41	1,000	1,163,390

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	25

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, A.M.T., Rfdg.	A1	5.000%	11/01/35	$7,000	$7,666,470
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Childrens Hosp. Proj.	Aa2	5.500	10/01/39	1,500	1,774,875
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Fing. Proj., LP	A2	5.000	02/01/23	750	839,895
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	Aa2	5.000	11/01/36	3,000	3,472,530
Houston Arpt. Sys. Rev., E.T.M.(e)	Aaa	7.200	07/01/13	755	771,980
Sr. Lien, Ser. A, Rfdg.	Aa3	5.500	07/01/39	1,000	1,163,780
Sub. Lien, Ser. A, A.M.T., Rfdg.	A(b)	5.000	07/01/25	575	659,519
Sub. Lien, Ser. A, A.M.T., Rfdg.	A(b)	5.000	07/01/32	1,000	1,116,910
Sub. Lien, Ser. B, A.M.T., Rfdg.	A(b)	5.000	07/01/32	2,000	2,299,080
Houston Util. Sys. Rev., Rfdg. Comb., 1st Lien, Ser. A, A.G.C.	Aa2	5.250	11/15/33	1,510	1,765,553
Lower Colo. Riv. Auth. Tex. Rev., L.C.R.A., Rfdg, (Pre-refunded Date 5/15/15)	A1	5.750	05/15/28	235	262,725
Rfdg, (Pre-refunded Date 5/15/15)	A1	5.750	05/15/28	2,680	2,996,186
Rfdg., B.H.A.C.	Aa1	5.250	05/15/28	2,000	2,342,080
Unrefunded, Rfdg.	A1	5.750	05/15/28	290	316,753
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	A2	6.000	01/01/38	1,000	1,175,340
First Tier, Rfdg., Ser. A	A2	5.750	01/01/40	1,500	1,729,830
First Tier, Ser. A	A2	6.250	01/01/39	1,500	1,722,975
Second Tier, Rfdg., Ser. F	A3	5.750	01/01/38	2,500	2,766,000
Spl. Projs. Sys., Ser. A	AA(b)	5.500	09/01/41	1,000	1,188,160
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	C	6.150	08/01/22	1,000	82,420
San Antonio Elec. & Gas Sys., Ser. A (Pre-refunded Date 02/01/16)(e)	Aa1	5.000	02/01/21	5,000	5,643,300
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Hosp. Rev., Rfdg., Scott & White Healthcare Proj.	A1	5.000	08/15/43	1,000	1,112,850

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Texas Muni. Gas Acquisition & Sply. Corp. I, Gas Sply. Rev., Sr. Lien, Ser. B(f)	Baa2	0.906%	12/15/26	$1,500	$1,280,880
Sr. Lien, Ser. D	Baa2	5.625	12/15/17	1,765	1,967,463
Texas Mun. Gas Acquisition & Sply. Corp. III Gas Sply. Rev.	A3	5.000	12/15/32	1,000	1,080,380
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	Baa3	7.000	06/30/40	2,500	3,032,975
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.-Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB(b)	5.000	08/15/30	1,000	1,060,210
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., NATL	Baa1	5.500	11/01/18	2,240	2,243,830
Texas St. Trans. Commn. Tpke. Sys. Rev., 1st Tier, Ser. A, Rfdg.	Baa1	5.000	08/15/41	3,000	3,291,390
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	AA+(b)	5.250	12/01/23	2,500	3,036,650

					68,941,058

Utah 1.2%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.000	07/01/17	5,000	5,888,450
Riverton Hosp. Rev., I.H.C. Hlth. Svcs., Inc.	Aa1	5.000	08/15/41	1,500	1,648,245
Utah St. Transit Auth. Sales Tax Rev., Rfdg.	A1	5.000	06/15/42	2,400	2,707,848

					10,244,543

Virgin Islands 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Sr. Lien Matching Fund Loan, Note A	Baa2	5.250	10/01/21	1,500	1,582,035

Virginia 1.2%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	Aa2	5.000	05/15/40	2,000	2,273,240
Richmond Met. Auth. Expy. Rev., Rfdg., E.T.M., F.G.I.C., NATL(e)	NR	5.250	07/15/17	3,070	3,454,947
Unrefunded Bal., F.G.I.C., NATL	NR	5.250	07/15/17	2,875	3,095,024

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	27

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Virginia (cont’d.)
Tob. Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/15)(e)	Aaa	5.625%	06/01/37	$1,000	$1,117,220

					9,940,431

Washington 3.3%
Port of Seattle Rev., Rfdg., Intermediate Lien, Ser. B, A.M.T.	Aa2	5.000	09/01/26	1,115	1,291,973
Ser. C, A.M.T.	Aa3	5.000	02/01/24	2,500	2,928,325
X.L.C.A.	Aa3	5.000	02/01/28	3,000	3,278,400
Skagit Cnty. Skagit Hsp. Dist. No. 1 Rev., Ser. 2010	Baa2	5.750	12/01/35	625	685,062
Tob. Settlement Fin. Corp. Rev., Asset Bkd.	A3	6.500	06/01/26	1,580	1,617,888
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	Aa1	5.000	06/01/21	2,665	3,001,750
NATL	Aa1	5.000	06/01/22	2,570	2,894,745
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	A3	5.500	07/01/30	1,115	1,241,430
Providence Hlth. & Svcs., Ser. A	Aa2	5.000	10/01/39	3,500	3,801,875
Providence Hlth. & Svcs., Ser. A	Aa2	5.000	10/01/42	1,500	1,679,340
Providence Healthcare, Ser. A, F.G.I.C. (Pre-refunded Date 10/01/16)(e)	Aa2	5.000	10/01/36	85	98,532
Seattle Childrens Hospital	Aa3	5.625	10/01/38	1,250	1,423,250
Seattle Childrens Hospital, Ser. A	Aa3	5.000	10/01/42	2,000	2,215,080
Swedish Hlth. Svcs., Ser. A (Pre-refunded Date 05/15/21)(e)	NR	6.250	11/15/41	1,500	2,050,875

					28,208,525

Wisconsin 0.5%
University of Wisconsin Hosps. & Clinics Auth. Rev., Ser. A	Aa3	5.000	04/01/38	1,245	1,392,470
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	Aa3	5.750	05/01/33	2,000	2,408,300

					3,800,770

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Wyoming 0.3%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750%	07/15/39	$500	$572,110
Laramie Cnty. Hosp. Rev., Cheyenne Regl. Med. Ctr. Proj.	A+(b)	5.000	05/01/42	1,500	1,637,505

					2,209,615

Total long-term investments (cost $742,124,524)					822,259,837

SHORT-TERM INVESTMENTS 1.7%

Alaska 0.5%
Valdez Marine Terminal Rev., Exxon Pipeline Co. Proj., Ser. B, Rfdg., F.R.D.D.(f)	VMIG1	0.100	03/01/13	3,500	3,500,000
Exxonmobil Proj., Rfdg., F.R.D.D.(f)	VMIG1	0.090	03/01/13	600	600,000

					4,100,000

Kansas 1.0%
Wichita Kans. Hosp. Rev., Facs. Christi Hlth. III, Ser. B-1 F.R.D.D.(f)	A-1(b)	0.110	03/01/13	3,800	3,800,000
Ser. B-2 F.R.D.D.(f)	A-1(b)	0.100	03/01/13	4,600	4,600,000

					8,400,000

Mississippi 0.2%
Mississippi Bus. Fin. Commn. Gulf Opp. Zone Indl. Dev. Rev., Chevron USA, Inc., Proj., Ser. E, F.R.D.D.(f)	VMIG1	0.100	03/01/13	1,800	1,800,000

Total short-term investments (cost $14,300,000)					14,300,000

Total Investments 99.2% (cost $756,424,524; Note 5)					836,559,837
Other assets in excess of liabilities(g) 0.8%					6,608,665

Net Assets 100.0%					$843,168,502

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	29

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	The following abbreviations are used in the portfolio descriptions:

A.C.A.—American Capital Access Corp.

A.G.C.—Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds

E.T.M.—Escrowed to Maturity

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corp.

F.G.I.C.—Financial Guaranty Insurance Co.

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note

G.N.M.A.—Government National Mortgage Association

GO—General Obligation

I.H.C.—Intermountain Healthcare

L.C.R.A.—Lower Colorado River Authority

NATL—National Public Finance Guarantee Corp.

NR—Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

X.L.C.A.—XL Capital Assurance

†	The ratings reflected are as of February 28, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	Standard & Poor’s Rating.
(c)	Represents zero coupon bond or step bond. Rate shown reflects the effective yield on February 28, 2013.
(d)	Represents issuer in default on interest payments and/or principal repayment.
(e)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	Floating rate security. The interest rate shown reflects the rate in effect at February 28, 2013.

See Notes to Financial Statements.

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(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at February 28, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2013	Unrealized Appreciation/ (Depreciation)(1)
	Short Positions:
16	10 Year U.S. Treasury Notes	Mar. 2013	$2,131,793	$2,123,250	$8,543
64	10 Year U.S. Treasury Notes	Jun. 2013	8,421,052	8,419,000	2,052
2	U.S. Long Bond	Mar. 2013	300,123	290,563	9,560
145	U.S. Long Bond	Jun. 2013	20,633,368	20,848,281	(214,913)

					$(194,758)

(1)	Cash of $429,000 has been segregated to cover requirement for open futures contracts as of February 28, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$836,559,837	$—
Other Financial Instruments*
Futures Contracts	(194,758)	—	—

Total	$(194,758)	$836,559,837	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	31

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2013 were as follows:

Transportation	19.0%
Healthcare	18.3
General Obligation	10.6
Power	9.5
Pre-Refunded	6.4
Special Tax/Assessment District	6.0
Education	5.6
Lease Backed Certificate of Participation	5.2
Tobacco	4.5
Water & Sewer	4.0
Other Muni	2.8
Corporate Backed IDB & PCR	2.4%
Short-Term Investments	1.7
Other	1.7
Solid Waste/Resource Recovery	0.9
Tobacco Appropriated	0.4
Housing	0.2

99.2
Other assets in excess of liabilities	0.8

Net Assets	100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker—variation margin	$20,155	*	Due to broker—variation margin	$(214,913	)*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$311,661

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$382,009

For the six months ended February 28, 2013, the Fund’s average value at trade date for futures short positions was $25,452,350.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	33

Statement of Assets and Liabilities

as of February 28, 2013 (Unaudited)

Assets
Unaffiliated investments at value (cost $756,424,524)	$836,559,837
Cash	121,365
Deposit with broker	429,000
Interest receivable	9,674,354
Receivable for investments sold	2,283,333
Receivable for Fund shares sold	415,855
Prepaid expenses	7,212

Total assets	849,490,956

Liabilities
Payable for investments purchased	4,224,156
Payable for Fund shares reacquired	803,189
Dividends payable	458,198
Management fee payable	305,127
Accrued expenses	244,493
Distribution fee payable	183,377
Affiliated transfer agent fee payable	38,664
Deferred directors’ fees	37,046
Due to broker—variation margin	28,204

Total liabilities	6,322,454

Net Assets	$843,168,502

Net assets were comprised of:
Common stock, at par	$535,296
Paid-in capital in excess of par	767,102,248

767,637,544
Undistributed net investment income	900,832
Accumulated net realized loss on investment and financial future transactions	(5,310,429)
Net unrealized appreciation on investments and financial futures	79,940,555

Net assets, February 28, 2013	$843,168,502

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($740,957,811 ÷ 47,050,500 shares of common stock issued and outstanding)	$15.75
Maximum sales charge (4% of offering price)	0.66

Maximum offering price to public	$16.41

Class B
Net asset value, offering price and redemption price per share ($37,328,526 ÷ 2,363,561 shares of common stock issued and outstanding)	$15.79

Class C
Net asset value, offering price and redemption price per share ($35,426,303 ÷ 2,243,554 shares of common stock issued and outstanding)	$15.79

Class Z
Net asset value, offering price and redemption price per share ($29,455,862 ÷ 1,872,018 shares of common stock issued and outstanding)	$15.73

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	35

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net Investment Income
Income
Interest income	$18,397,115

Expenses
Management fee	1,981,391
Distribution fee—Class A	928,135
Distribution fee—Class B	90,868
Distribution fee—Class C	171,433
Transfer agent’s fees and expenses (including affiliated expense of $69,300)	247,000
Custodian’s fees and expenses	65,000
Registration fees	40,000
Reports to shareholders	28,000
Audit fee	16,000
Directors’ fees	13,000
Legal fees and expenses	12,000
Insurance expense	9,000
Miscellaneous	9,304

Total expenses	3,611,131
Less: Custodian fee credit (Note 1)	(289)

Net expenses	3,610,842

Net investment income	14,786,273

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions	1,470,751
Financial futures transactions	311,661

1,782,412

Net change in unrealized appreciation (depreciation) on:
Investments	6,183,689
Financial futures contracts	382,009

6,565,698

Net gain on investments	8,348,110

Net Increase In Net Assets Resulting From Operations	$23,134,383

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$14,786,273	$30,836,778
Net realized gain on investment and financial futures transactions	1,782,412	966,706
Net change in unrealized appreciation (depreciation) on investments and financial futures transactions	6,565,698	48,350,993

Net increase in net assets resulting from operations	23,134,383	80,154,477

Dividends (Note 1)
Dividends from net investment income
Class A	(13,411,695)	(27,933,841)
Class B	(611,248)	(1,100,709)
Class C	(490,634)	(850,163)
Class Z	(505,894)	(840,904)

	(15,019,471)	(30,725,617)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	39,583,655	51,030,129
Net asset value of shares issued in reinvestment of dividends	11,956,083	24,474,351
Cost of shares reacquired	(51,433,645)	(74,137,495)

Increase in net assets from Fund share transactions	106,093	1,366,985

Total increase	8,221,005	50,795,845

Net Assets:
Beginning of period	834,947,497	784,151,652

End of period(a)	$843,168,502	$834,947,497

(a) Includes undistributed net investment income of:	$900,832	$1,134,030

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	37

Notes to Financial Statements

(Unaudited)

Prudential National Muni Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are

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valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential National Muni Fund, Inc.	39

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying

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security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Futures contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Prudential National Muni Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions: The Fund declares daily dividends from net investment income and payment is made monthly. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers for the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate was .47% of the Fund’s average daily net assets for the six months ended February 28, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B

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and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .50% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended February 28, 2013, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $138,234 in front-end sales charges resulting from sales of Class A shares, for the six months ended February 28, 2013. From these fees, PIMS paid a substantial portion of such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2013, it received $1,622, $47,737 and $841 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 28, 2013, were $122,234,968 and $127,504,988, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts.

Prudential National Muni Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$755,204,134	$85,420,851	$(4,065,148)	$81,355,703

The differences between book basis and tax basis were primarily attributable to differences in the treatment of accreting market discount for book and tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended August 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$3,247,000

Pre-Enactment Losses:
Expiring 2016	$225,000
Expiring 2017	35,000
Expiring 2018	3,328,000
Expiring 2019	1,158,000

$4,746,000

The Fund elected to treat post-October capital losses of approximately $675,000, as having been incurred in the following fiscal year (August 31, 2013).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is

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required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are subject to a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1 billion shares of common stock, $.01 par value per share, authorized and divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Prudential National Muni Fund, Inc.	45

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2013:
Shares sold	1,295,319	$20,358,813
Shares issued in reinvestment of dividends	675,034	10,639,878
Shares reacquired	(2,611,090)	(41,096,470)

Net increase (decrease) in shares outstanding before conversion	(640,737)	(10,097,779)
Shares issued upon conversion from Class B	35,032	547,167
Shares reacquired upon conversion into Class Z	(6,475)	(102,458)

Net increase (decrease) in shares outstanding	(612,180)	$(9,653,070)

Year ended August 31, 2012:
Shares sold	1,642,198	$24,963,288
Shares issued in reinvestment of dividends	1,459,037	22,142,534
Shares reacquired	(4,261,959)	(64,672,291)

Net increase (decrease) in shares outstanding before conversion	(1,160,724)	(17,566,469)
Shares issued upon conversion from Class B and Class Z	273,353	4,100,627
Shares reacquired upon conversion into Class Z	(47,292)	(704,962)

Net increase (decrease) in shares outstanding	(934,663)	$(14,170,804)

Class B
Six months ended February 28, 2013:
Shares sold	306,485	$4,835,344
Shares issued in reinvestment of dividends	30,918	488,809
Shares reacquired	(194,210)	(3,059,278)

Net increase (decrease) in shares outstanding before conversion	143,193	2,264,875
Shares reacquired upon conversion into Class A	(34,923)	(547,167)

Net increase (decrease) in shares outstanding	108,270	$1,717,708

Year ended August 31, 2012:
Shares sold	619,740	$9,480,125
Shares issued in reinvestment of dividends	58,940	897,497
Shares reacquired	(142,979)	(2,174,571)

Net increase (decrease) in shares outstanding before conversion	535,701	8,203,051
Shares reacquired upon conversion into Class A	(255,937)	(3,856,718)

Net increase (decrease) in shares outstanding	279,764	$4,346,333

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Class C	Shares	Amount
Six months ended February 28, 2013:
Shares sold	348,305	$5,515,613
Shares issued in reinvestment of dividends	25,204	398,360
Shares reacquired	(227,645)	(3,588,289)

Net increase (decrease) in shares outstanding before conversion	145,864	2,325,684
Shares reacquired upon conversion into Class Z	(7,255)	(114,825)

Net increase (decrease) in shares outstanding	138,609	$2,210,859

Year ended August 31, 2012:
Shares sold	673,378	$10,267,569
Shares issued in reinvestment of dividends	45,478	693,069
Shares reacquired	(216,910)	(3,290,417)

Net increase (decrease) in shares outstanding	501,946	$7,670,221

Class Z
Six months ended February 28, 2013:
Shares sold	562,448	$8,873,885
Shares issued in reinvestment of dividends	27,243	429,036
Shares reacquired	(233,961)	(3,689,608)

Net increase (decrease) in shares outstanding before conversion	355,730	5,613,313
Shares issued upon conversion from Class A and Class C	14,702	217,283

Net increase (decrease) in shares outstanding	370,432	$5,830,596

Year ended August 31, 2012:
Shares sold	415,656	$6,319,147
Shares issued in reinvestment of dividends	48,846	741,251
Shares reacquired	(263,859)	(4,000,216)

Net increase (decrease) in shares outstanding before conversion	200,643	3,060,182
Shares issued upon conversion from Class A	47,324	704,962
Shares reacquired upon conversion into Class A	(16,604)	(243,908)

Net increase (decrease) in shares outstanding	231,363	$3,521,236

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential National Muni Fund, Inc.	47

Notes to Financial Statements

(Unaudited) continued

The Fund did not utilize the SCA during the six months ended February 28, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

48	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010		2009		2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.60		$14.67	$15.04	$14.42		$14.41		$14.64
Income (loss) from investment operations:
Net investment income	.28		.58	.61	.60		.60		.60
Net realized and unrealized gain (loss) on investment and futures transactions	.15		.93	(.38)	.62		.01		(.21)
Total from investment operations	.43		1.51	.23	1.22		.61		.39
Less Dividends and Distributions:
Dividends from net investment income	(.28)		(.58)	(.60)	(.60)		(.60)		(.60)
Distributions from net realized gains	-		-	-	-		-		(.02)
Total dividends and distributions	(.28)		(.58)	(.60)	(.60)		(.60)		(.62)
Capital Contributions(f):	-		-	-	-	(a)	-		-
Net asset value, end of period	$15.75		$15.60	$14.67	$15.04		$14.42		$14.41
Total Return(b):	2.75%		10.51%	1.70%	8.65%		4.46%		2.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$740,958		$743,356	$712,894	$797,627		$774,235		$643,186
Average net assets (000)	$748,655		$728,734	$730,143	$783,622		$658,247		$670,723
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.83%	(g)	.84%	.84%	.82%		.84%	(d)	.91% (d)
Expenses, excluding distribution and service (12b-1) fees	.58%	(g)	.59%	.59%	.57%		.59%	(d)	.66% (d)
Net investment income	3.56%	(g)	3.85%	4.20%	4.11%		4.38%		4.13%
Portfolio turnover rate	9%	(e)(h)	30% (e)	12% (e)	30%	(e)	37%	(e)	42%

(a) Less than $.005.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .82% and .83% and the expense ratio excluding 12b-1 and interest expense and fees is .57% and .58% for the year ended August 31, 2009 and the year ended August 31, 2008, respectively.

(e) The portfolio turnover rate including variable rate demand notes was 15% for the six months ended February 28, 2013, 47% for the year ended August 31, 2012, 27% for the year ended August 31, 2011, 50% for the year ended August 31, 2010 and 61% for the year ended August 31, 2009.

(f) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	49

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010		2009		2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.64		$14.71	$15.08	$14.46		$14.45		$14.68
Income (loss) from investment operations:
Net investment income	.26		.54	.57	.57		.57		.57
Net realized and unrealized gain (loss) on investment and futures transactions	.15		.93	(.37)	.62		-	(a)	(.22)
Total from investment operations	.41		1.47	.20	1.19		.57		.35
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.54)	(.57)	(.57)		(.56)		(.56)
Distributions from net realized gains	-		-	-	-		-		(.02)
Total dividends and distributions	(.26)		(.54)	(.57)	(.57)		(.56)		(.58)
Capital Contributions(e):	-		-	-	-	(a)	-		-
Net asset value, end of period	$15.79		$15.64	$14.71	$15.08		$14.46		$14.45
Total Return(b):	2.62%		10.22%	1.45%	8.37%		4.20%		2.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,329		$35,275	$29,062	$33,899		$39,395		$34,787
Average net assets (000)	$36,648		$30,761	$29,821	$35,348		$32,332		$40,259
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.08%	(f)	1.09%	1.09%	1.07%		1.09%	(c)	1.16% (c)
Expenses, excluding distribution and service (12b-1) fees	.58%	(f)	.59%	.59%	.57%		.59%	(c)	.66% (c)
Net investment income	3.31%	(f)	3.59%	3.95%	3.86%		4.12%		3.87%
Portfolio turnover rate	9%	(d)(g)	30% (d)	12% (d)	30%	(d)	37%	(d)	42%

(a) Less than $.005.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.07% and 1.08% and the expense ratio excluding 12b-1 and interest expense and fees is .57% and .58% for the year ended August 31, 2009 and the year ended August 31, 2008, respectively.

(d) The portfolio turnover rate including variable rate demand notes was 15% for the six months ended February 28, 2013, 47% for the year ended August 31, 2012, 27% for the year ended August 31, 2011, 50% for the year ended August 31, 2010 and 61% for the year ended August 31, 2009.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010		2009		2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.64		$14.71	$15.08	$14.46		$14.44		$14.68
Income (loss) from investment operations:
Net investment income	.22		.47	.51	.53		.53		.53
Net realized and unrealized gain (loss) on investment and futures transactions	.15		.93	(.37)	.62		.02		(.22)
Total from investment operations	.37		1.40	.14	1.15		.55		.31
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.47)	(.51)	(.53)		(.53)		(.53)
Distributions from net realized gains	-		-	-	-		-		(.02)
Total dividends and distributions	(.22)		(.47)	(.51)	(.53)		(.53)		(.55)
Capital Contributions(f):	-		-	-	-	(a)	-		-
Net asset value, end of period	$15.79		$15.64	$14.71	$15.08		$14.46		$14.44
Total Return(b):	2.37%		9.67%	1.03%	8.11%		4.02%		2.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,426		$32,917	$23,578	$25,131		$20,495		$10,912
Average net assets (000)	$34,571		$27,680	$22,705	$22,839		$13,974		$11,228
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.58%	(g)	1.59%	1.50%	1.32%		1.34%	(d)	1.41% (d)
Expenses, excluding distribution and service (12b-1) fees	.58%	(g)	.59%	.59%	.57%		.59%	(d)	.66% (d)
Net investment income	2.81%	(g)	3.09%	3.54%	3.61%		3.88%		3.63%
Portfolio turnover rate	9%	(e)(h)	30% (e)	12% (e)	30%	(e)	37%	(e)	42%

(a) Less than $.005.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(d) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.32% and 1.33% and the expense ratio excluding 12b-1 and interest expense and fees is .57% and .58% for the year ended August 31, 2009 and the year ended August 31, 2008, respectively.

(e) The portfolio turnover rate including variable rate demand notes was 15% for the six months ended February 28, 2013, 47% for the year ended August 31, 2012, 27% for the year ended August 31, 2011, 50% for the year ended August 31, 2010 and 61% for the year ended August 31, 2009.

(f) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	51

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010		2009		2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.58		$14.66	$15.03	$14.41		$14.40		$14.63
Income (loss) from investment operations:
Net investment income	.30		.62	.64	.64		.63		.64
Net realized and unrealized gain (loss) on investment and futures transactions	.15		.92	(.37)	.62		.01		(.22)
Total from investment operations	.45		1.54	.27	1.26		.64		.42
Less Dividends and Distributions:
Dividends from net investment income	(.30)		(.62)	(.64)	(.64)		(.63)		(.63)
Distributions from net realized gains	-		-	-	-		-		(.02)
Total dividends and distributions	(.30)		(.62)	(.64)	(.64)		(.63)		(.65)
Capital Contributions(e):	-		-	-	-	(a)	-		-
Net asset value, end of period	$15.73		$15.58	$14.66	$15.03		$14.41		$14.40
Total Return(b):	2.88%		10.73%	1.94%	8.93%		4.74%		2.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,456		$23,399	$18,618	$13,717		$13,016		$4,540
Average net assets (000)	$26,369		$20,614	$14,090	$12,616		$7,357		$4,506
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.58%	(f)	.59%	.59%	.57%		.59%	(c)	.66% (c)
Expenses, excluding distribution and service (12b-1) fees	.58%	(f)	.59%	.59%	.57%		.59%	(c)	.66% (c)
Net investment income	3.82%	(f)	4.09%	4.45%	4.36%		4.62%		4.38%
Portfolio turnover rate	9%	(d)(g)	30% (d)	12% (d)	30%	(d)	37%	(d)	42%

(a) Less than $.005.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .57% and .58% and the expense ratio excluding 12b-1 and interest expense and fees is .57% and .58% for the year ended August 31, 2009 and the year ended August 31, 2008, respectively.

(d) The portfolio turnover rate including variable rate demand notes was 15% for the six months ended February 28, 2013, 47% for the year ended August 31, 2012, 27% for the year ended August 31, 2011, 50% for the year ended August 31, 2010 and 61% for the year ended August 31, 2009.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential National Muni Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL NATIONAL MUNI FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	DNMZX
CUSIP	74441U105	74441U204	74441U303	74441U402

MF104E2    0242414-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

              applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 22, 2013